Severance Indemnities and Pension Plans (Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
MUAH [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	[1]	6.29%	7.53%
Ultimate trend rate	[1]	4.50%	4.50%
Year the rate reaches the ultimate trend rate	[1]	2026	2021
Defined benefit plan, effect of one-percentage-point change in assumed health care cost trend rates:
Effect of one-percentage-point increase on total of service and interest cost components		¥ 121
Effect of one-percentage-point decrease on total of service and interest cost components		(241)
Effect of one-percentage-point increase on postretirement benefit obligation		2,774
Effect of one-percentage-point decrease on postretirement benefit obligation		¥ (3,136)
Other than MUAH [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	[1]	7.50%	7.50%
Ultimate trend rate	[1]	5.00%	5.00%
Year the rate reaches the ultimate trend rate	[1]	2021	2020
Defined benefit plan, effect of one-percentage-point change in assumed health care cost trend rates:
Effect of one-percentage-point increase on total of service and interest cost components		¥ 146
Effect of one-percentage-point decrease on total of service and interest cost components		(109)
Effect of one-percentage-point increase on postretirement benefit obligation		2,220
Effect of one-percentage-point decrease on postretirement benefit obligation		¥ (1,678)

[1]	Fiscal years of MUAH and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2014 and 2015, respectively.